Equity Method Investments - Summary of Share of Post-Tax Earnings (Losses) in its YPL Investment (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
(Loss) gain from forward contract		$ (132)	$ 328
YPL (formerly RHL) [member]
Disclosure of associates [line items]
Increase in LSEG share price		785	207
Foreign exchange gains (losses) on LSEG shares		251	(787)
Dividend income		58	87
(Loss) gain from forward contract		(77)	77
Loss from call options		(15)	0
Historical excluded equity adjustment	[1]	97	0
YPL - Share pf post-tax earnings (losses) in equity method investments		$ 1,099	$ (416)

[1]	Represents income from the recognition of a portion of the cumulative impact of equity transactions that were excluded from the Company’s investment in YPL.